Financial instruments by category (Schedule of Total Financial Assets) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Transfers of fair values between level 2 or level 3 during the period for assets or liabilities		$ 0
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss		50,309,000	$ 81,333,000
Other financial assets at amortized cost
Financial assets at amortised cost		125,180,000	103,435,000
Financial assets		175,489,000	184,768,000
Derivative Financial Instrument Assets [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss		8,097,000	27,539,000
Cash and cash equivalents [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss		42,212,000	53,794,000
Other financial assets at amortized cost
Financial assets at amortised cost		68,968,000	73,933,000
Trade receivables [member]
Other financial assets at amortized cost
Financial assets at amortised cost		44,178,000	16,215,000
To be recovered from co-venturers [Member]
Other financial assets at amortized cost
Financial assets at amortised cost		1,035,000	1,819,000
Other financial assets [Member]
Other financial assets at amortized cost
Financial assets at amortised cost	[1]	$ 10,999,000	$ 11,468,000

[1]	Non-current other financial assets relate to contributions made for environmental obligations according to Brazilian government regulations. Current other financial assets corresponds to short-term investments with original maturities up to twelve months and over three months.